Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

9. Goodwill and Intangible Assets

Goodwill by segment and changes in the carrying amount are as follows (in millions):

	Functional Amines	Specialty Amines	Crop Protection	Total
Balance at January 1, 2012	$—	$—	$—	$—
Business acquisition (1)	165	153	134	452
Foreign currency translation	1	—	—	1

Balance at December 31, 2012	166	153	134	453
Foreign currency translation	2	2	2	6

Balance at September 30, 2013	$168	$155	$136	$459

(1)	Represents the goodwill established during the Acquisition of the Predecessor. Intangible assets are as follows (in millions):

Intangible assets are as follows (in millions):

		September 30, 2013			December 31, 2012
		Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Leasehold interest	44 years	$4	$—	$4	$4	$—	$4
Regulatory costs	3 years	14	(5)	9	9	(2)	7
Customer relationships	12 years	353	(47)	306	347	(24)	323
Technology, patents and license costs	10 years	95	(15)	80	94	(8)	86
Various contracts	8 years	186	(38)	148	186	(20)	166

Total intangible assets		$652	$(105)	$547	$640	$(54)	$586

Intangible asset amortization expense is as follows (in millions):

	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		Period from January 1 through February 14,
	2013	2012	2013	2012	2012
Regulatory costs	$2	$1	$4	$3	$1
Customer relationships	7	7	22	18	1
Technology, patents and license costs	2	3	7	5	1
Various Contracts	6	5	18	15	1

Total Amortization Expense	$17	$16	$51	$41	$4

Based on the Company’s amortizable intangible assets as of September 30, 2013, the Company expects related amortization expense for the five succeeding years to be approximately $67 million annually.

8. Goodwill and Intangible Assets

Goodwill by segment and changes in the carrying amount are as follows:

	Functional Amines	Specialty Amines	Crop Protection	Total
Predecessor
Balance at December 31, 2010	$145	$178	$235	$558
Foreign currency translation	(5)	(6)	(7)	(18)
Balance at December 31, 2011	140	172	228	540

Successor
Balance at January 1, 2012	—	—	—	—
Business acquisitions(1)	165	153	134	452
Foreign currency translation	1	—	—	1

Balance at December 31, 2012	$166	$153	$134	$453

(1)	Represents the goodwill established during the Acquisition of the Predecessor by affiliates of Apollo Global Management.

Intangible assets are as follows:

	Estimated Useful Lives	Successor			Predecessor
		December 31, 2012			December 31, 2011
		Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Leasehold interest	44 years	$4	$—	$4	$4	$—	$4
Regulatory costs	3 years	9	2	7	9	2	7
Customer relationships	12 years	347	24	323	177	59	118
Technology, patents and license costs	10 years	94	8	86	11	9	2
Various Contracts	8 years	186	20	166	68	24	44
Software License costs	5 years	—	—	—	2	2	—

Total intangible assets		$640	$54	$586	$271	$96	$175

Intangible asset amortization expense for the year is as follows:

	Successor	Predecessor
	Year ended December 31, 2012	January 1 through February 14, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Regulatory costs	$1	$1	$4	$4
Customer relationships	24	1	15	14
Technology, patents and license costs	8	1	2	2
Various Contracts	19	1	6	6

Total amortization expense	$52	$4	$27	$26

Based on the Company’s amortizable intangible assets as of December 31, 2012, the Company expects related amortization expense for the five succeeding years to approximate $67 million annually.